Retirement Benefits	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
RETIREMENT BENEFITS:
Savings and Profit Sharing Plans
We and our subsidiaries sponsor defined contribution savings and profit sharing plans, which collectively cover virtually all employees, including those of ETP and Regency. Employer matching contributions are calculated using a formula based on employee contributions. We and our subsidiaries have made matching contributions of $47 million, $30 million and $17 million to the 401(k) savings plan for the years ended December 31, 2013, 2012 and 2011, respectively.
Pension and Other Postretirement Benefit Plans
Southern Union
Southern Union postretirement benefits expense for the year ended December 31, 2013 reflected the impact of changes Southern Union adopted as of September 30, 2013 to change its retiree medical benefits program effective January 1, 2014 which placed all retirees on a common 75% employer/25% retiree cost sharing platform, subject to caps on annual average per capita expenditures by Southern Union. Postretirement benefits expense for the year ended December 31, 2012 reflects the impact of curtailment accounting as postretirement benefits for all active participants who did not meet certain criteria were eliminated. Southern Union previously had postretirement health care and life insurance plans (“other postretirement plans”) that covered substantially all employees.
In 2012, Southern Union had funded non-contributory defined benefit pension plans that covered substantially all employees of Southern Union’s distribution operations.  These operations were sold in 2013, see Note 3. Normal retirement age is 65, but certain plan provisions allowed for earlier retirement.  Pension benefits were calculated under formulas principally based on average earnings and length of service for salaried and non-union employees and average earnings and length of service or negotiated non-wage based formulas for union employees.
Sunoco
Sunoco has both funded and unfunded noncontributory defined benefit pension plans. Sunoco also has plans which provide health care benefits for substantially all of its current retirees (“postretirement benefit plans”). The postretirement benefit plans are unfunded and the costs are shared by Sunoco and its retirees. Prior to the Sunoco Merger on October 5, 2012, pension benefits under Sunoco’s defined benefit plans were frozen for most of the participants in these plans at which time Sunoco instituted a discretionary profit-sharing contribution on behalf of these employees in its defined contribution plan. Postretirement medical benefits were also phased down or eliminated for all employees retiring after July 1, 2010. Sunoco has established a trust for its postretirement benefit liabilities by making a tax-deductible contribution of approximately $200 million and restructuring the retiree medical plan to eliminate Sunoco’s liability beyond this funded amount. The retiree medical plan change eliminated substantially all of Sunoco’s future exposure to variances between actual results and assumptions used to estimate retiree medical plan obligations.
Obligations and Funded Status
Pension and other postretirement benefit liabilities are accrued on an actuarial basis during the years an employee provides services.  The following table contains information at the dates indicated about the obligations and funded status of pension and other postretirement plans on a combined basis:

	December 31, 2013			December 31, 2012
	Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$1,117	$78	$296	$1,257	$359
Service cost	3	—	—	3	1
Interest cost	33	2	6	15	3
Amendments	—	—	2	—	17
Benefits paid, net	(99)	(16)	(26)	(71)	(8)
Curtailments	—	—	—	—	(80)
Actuarial (gain) loss and other	(74)	(3)	(14)	(9)	4
Settlements	(95)	—	—	—	—
Dispositions	(253)	—	(41)	—	—
Benefit obligation at end of period	$632	$61	$223	$1,195	$296

Change in plan assets:
Fair value of plan assets at beginning of period	906	—	312	941	306
Return on plan assets and other	43	—	17	22	5
Employer contributions	—	—	8	14	9
Benefits paid, net	(99)	—	(26)	(71)	(8)
Settlements	(95)	—	—	—	—
Dispositions	(155)	—	(27)	—	—
Fair value of plan assets at end of period	$600	$—	$284	$906	$312

Amount underfunded (overfunded) at end of period	$32	$61	$(61)	$289	$(16)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$—	$—	$86	$—	$59
Current liabilities	—	(9)	(2)	(15)	(2)
Non-current liabilities	(32)	(52)	(23)	(274)	(41)
	$(32)	$(61)	$61	$(289)	$16

Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Net actuarial gain	$(86)	$(4)	$(25)	$(1)	$(1)
Prior service cost	—	—	18	—	16
	$(86)	$(4)	$(7)	$(1)	$15
The following table summarizes information at the dates indicated for plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2013			December 31, 2012
	Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Projected benefit obligation	$632	$61	N/A	$1,195	N/A
Accumulated benefit obligation	632	61	223	1,179	$225
Fair value of plan assets	600	—	284	906	185

Components of Net Periodic Benefit Cost

	December 31, 2013		December 31, 2012
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Net Periodic Benefit Cost:
Service cost	$3	$—	$3	$1
Interest cost	35	6	15	3
Expected return on plan assets	(54)	(9)	(21)	(5)
Prior service cost amortization	—	1	—	—
Actuarial loss amortization	2	—	—	—
Special termination benefits charge	—	—	2	—
Curtailment recognition (1)	—	—	—	(15)
Settlements	(2)	—	—	—
	(16)	(2)	(1)	(16)
Regulatory adjustment (2)	5	—	9	2
Net periodic benefit cost	$(11)	$(2)	$8	$(14)

(1)
Subsequent to the Southern Union Merger, Southern Union amended certain of its other postretirement employee benefit plans, which prospectively restrict participation in the plans for the impacted active employees.  The plan amendments resulted in the plans becoming currently over-funded and, accordingly, Southern Union recorded a pre-tax curtailment gain of $75 million.  Such gain was offset by establishment of a non-current refund liability in the amount of $60 million.  As such, the net curtailment gain recognition was $15 million.

(2)
Southern Union has historically recovered certain qualified pension benefit plan and other postretirement benefit plan costs through rates charged to utility customers in its distribution operation.  Certain utility commissions require that the recovery of these costs be based on the Employee Retirement Income Security Act of 1974, as amended, or other utility commission specific guidelines.  The difference between these regulatory-based amounts and the periodic benefit cost calculated pursuant to GAAP is deferred as a regulatory asset or liability and amortized to expense over periods in which this difference will be recovered in rates, as promulgated by the applicable utility commission.

Assumptions
The weighted-average assumptions used in determining benefit obligations at the dates indicated are shown in the table below:

	December 31, 2013		December 31, 2012
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	4.65%	2.33%	3.41%	2.39%
Rate of compensation increase	N/A	N/A	3.17%	N/A

The weighted-average assumptions used in determining net periodic benefit cost for the periods presented are shown in the table below:

	December 31, 2013		December 31, 2012
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	3.50%	2.68%	2.37%	2.43%
Expected return on assets:
Tax exempt accounts	7.50%	6.95%	7.63%	7.00%
Taxable accounts	N/A	4.42%	N/A	4.50%
Rate of compensation increase	N/A	N/A	3.02%	N/A

The long-term expected rate of return on plan assets was estimated based on a variety of factors including the historical investment return achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and fixed income securities. Current market factors such as inflation and interest rates are evaluated before long-term market assumptions are determined. Peer data and historical returns are reviewed to ensure reasonableness and appropriateness.
The assumed health care cost trend rates used to measure the expected cost of benefits covered by Southern Union’s and Sunoco’s other postretirement benefit plans are shown in the table below:

	December 31,
	2013	2012
Health care cost trend rate assumed for next year	7.57%	7.78%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.42%	5.32%
Year that the rate reaches the ultimate trend rate	2018	2018

Changes in the health care cost trend rate assumptions are not expected to have a significant impact on postretirement benefits.
Plan Assets
For the Southern Union plans, the overall investment strategy is to maintain an appropriate balance of actively managed investments with the objective of optimizing longer-term returns while maintaining a high standard of portfolio quality and achieving proper diversification.  To achieve diversity within its pension plan asset portfolio, Southern Union has targeted the following asset allocations: equity of 25% to 70%, fixed income of 15% to 35%, alternative assets of 10% to 35% and cash of 0% to 10%.  To achieve diversity within its other postretirement plan asset portfolio, Southern Union has targeted the following asset allocations: equity of 25% to 35%, fixed income of 65% to 75% and cash and cash equivalents of 0% to 10%.
The investment strategy of Sunoco funded defined benefit plans is to achieve consistent positive returns, after adjusting for inflation, and to maximize long-term total return within prudent levels of risk through a combination of income and capital appreciation. The objective of this strategy is to reduce the volatility of investment returns, maintain a sufficient funded status of the plans and limit required contributions. Sunoco has targeted the following asset allocations: equity of 35%, fixed income of 55%, and private equity investments of 10%. Sunoco anticipates future shifts in targeted asset allocations from equity securities to fixed income securities if funding levels improve due to asset performance or Sunoco contributions.
The fair value of the pension plan assets by asset category at the dates indicated is as follows:

	Fair Value as of	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	December 31, 2013	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$12	$12	$—	$—
Mutual funds (1)	368	—	281	87
Fixed income securities	220	—	220	—
Total	$600	$12	$501	$87

(1)	Primarily comprised of approximately 66% equities, 10% fixed income securities, and 24% in other investments as of December 31, 2013.

	Fair Value as of	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$25	$25	$—	$—
Mutual funds (1)	516	—	433	83
Fixed income securities	354	—	354	—
Multi-strategy hedge funds (2)	11	—	11	—
Total	$906	$25	$798	$83

(1)	Primarily comprised of approximately 36% equities, 54% fixed income securities, and 10% in other investments as of December 31, 2012.

(2)
Primarily includes hedge funds that invest in multiple strategies, including relative value, opportunistic/macro, long/short equities, merger arbitrage/event driven, credit, and short selling strategies, to generate long-term capital appreciation through a portfolio having a diversified risk profile with relatively low volatility and a low correlation with traditional equity and fixed-income markets.  These investments can generally be redeemed effective as of the last day of a calendar quarter at the net asset value per share of the investment with approximately 65 days prior written notice.

The fair value of the other postretirement plan assets by asset category at the dates indicated is as follows:

	Fair Value as of	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	December 31, 2013	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$10	$10	$—	$—
Mutual funds (1)	130	112	18	—
Fixed income securities	144	—	144	—
Total	$284	$122	$162	$—

(1)	Primarily comprised of approximately 41% equities, 48% fixed income securities, 6% cash, and 5% in other investments as of December 31, 2013.
The Level 1 plan assets are valued based on active market quotes.  The Level 2 plan assets are valued based on the net asset value per share (or its equivalent) of the investments, which was not determinable through publicly published sources but was calculated consistent with authoritative accounting guidelines.  See Note 2 for information related to the framework used to measure the fair value of its pension and other postretirement plan assets.

	Fair Value as of	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$7	$7	$—	$—
Mutual funds (1)	147	126	21	—
Fixed income securities	158	—	158	—
Total	$312	$133	$179	$—

(1)	Primarily comprised of approximately 19% equities, 74% fixed income securities, 4% cash, and 3% in other investments as of December 31, 2012.
The Level 1 plan assets are valued based on active market quotes.  The Level 2 plan assets are valued based on the net asset value per share (or its equivalent) of the investments, which was not determinable through publicly published sources but was calculated consistent with authoritative accounting guidelines.  See Note 2 for information related to the framework used to measure the fair value of its pension and other postretirement plan assets.
Contributions
We expect to contribute approximately $23 million to pension plans and approximately $18 million to other postretirement plans in 2014.  The cost of the plans are funded in accordance with federal regulations, not to exceed the amounts deductible for income tax purposes.
Benefit Payments
Southern Union’s and Sunoco’s estimate of expected benefit payments, which reflect expected future service, as appropriate, in each of the next five years and in the aggregate for the five years thereafter are shown in the table below:

	Pension Benefits
Years	Funded Plans	Unfunded Plans	Other Postretirement Benefits (Gross, Before Medicare Part D)
2014	$82	$9	$31
2015	77	9	29
2016	67	8	28
2017	61	7	26
2018	56	7	24
2019 – 2023	220	23	87

The Medicare Prescription Drug Act provides for a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a prescription drug benefit that is at least actuarially equivalent to Medicare Part D.
Southern Union does not expect to receive any Medicare Part D subsidies in any future periods.